Share-Based Compensation Plans - Market Share Units (Details) - Market Share Units MSU - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares (in thousands)
Nonvested balance (shares)	258,800
Granted (shares)	0
Forfeited (shares)	(32,800)
Vested (shares)	(84,300)
Nonvested balance (shares)	141,700	258,800
Weighted-Average Grant Date Fair Value
Nonvested balance (in dollars per share)	$ 27.40
Granted (in dollars per share)	0.00
Forfeited (in dollars per share)	29.30
Vested (in dollars per share)	27.30	$ 27.30
Nonvested balance (in dollars per share)	$ 27.02	$ 27.40
Actual shares earned and distributed (shares)		91,100,000
Target percent		108.00%